DEBENTURES (Schedule of Maturities of Debentures) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Repayment schedule (carrying amount):
2015	$ 109,999
2016	64,422
2017
2018	42,889
Debentures Series D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayment schedule (carrying amount):
2015	5,796
2016	5,796
2017
2018
Debentures Series F [Member]
Debt Instrument [Line Items]
Interest rate	7.80%
Repayment schedule (carrying amount):
2015	58,626
2016	58,626
2017
2018
Jazz's 2010 Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayment schedule (carrying amount):
2015	45,577
2016
2017
2018
Jazz's 2014 Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayment schedule (carrying amount):
2015
2016
2017
2018	$ 42,889